Provisions for Liabilities - Summary of Provisions for Liabilities (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [Line Items]
Additional provision	€ 266	€ 243
Environment and Remediation [member]
Disclosure of other provisions [Line Items]
Long-lived assets, unwind period for legal and constructive obligations	30 years
Additional provision	€ 27	€ 38
Environment and Remediation [member] | Minimum [member]
Disclosure of other provisions [Line Items]
Provision reverse term	2 years
Environment and Remediation [member] | Maximum [member]
Disclosure of other provisions [Line Items]
Provision reverse term	10 years
Insurance [member]
Disclosure of other provisions [Line Items]
Insurance provisions average life	5 years 6 months	6 years
Additional provision	€ 101	€ 105
Rationalisation and Redundancy [member]
Disclosure of other provisions [Line Items]
Additional provision	€ 32	€ 23	€ 23
Rationalisation and Redundancy [member] | Minimum [member]
Disclosure of other provisions [Line Items]
Provision reverse term	1 year	1 year
Rationalisation and Redundancy [member] | Maximum [member]
Disclosure of other provisions [Line Items]
Provision reverse term	2 years	2 years
Legal Related Provision [member] | Minimum [member]
Disclosure of other provisions [Line Items]
Provision reverse term	2 years	2 years
Legal Related Provision [member] | Maximum [member]
Disclosure of other provisions [Line Items]
Provision reverse term	5 years	5 years